Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 33,186	¥ 25,737
Securities lending transactions	1,241	886
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,512	6,114
Securities lending transactions	97	102
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	23,989	17,475
Securities lending transactions	131	73
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	556	430
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,651	1,491
Securities lending transactions	1,013	711
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 477	¥ 227